Main items related to operating activities - Other creditors and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other creditors and accrued liabilities
Accruals and deferred income	$ 1,561	$ 1,129	$ 737
Payable to States (including taxes and duties)	12,561	13,974	14,780
Payroll	1,597	1,687	1,572
Other operating liabilities	20,242	19,937	35,186
Other creditors and accrued liabilities	35,961	36,727	52,275
Interim dividend payable, second quarterly dividend	1,845	1,959	1,857
Interim dividend payable, third quarterly dividend	$ 1,851	$ 1,923	$ 1,827